UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Common Stock (98.1%)
Aerospace & Defense (1.0%)
Boeing	800	$285
Spirit AeroSystems Holdings, Cl A	5,500	513
United Technologies	3,200	434

		1,232

Agricultural Products (0.3%)
Ingredion	3,100	314

Air Freight & Logistics (0.4%)
FedEx	1,900	467

Aircraft (2.2%)
Alaska Air Group	3,800	239
American Airlines Group	7,600	301
Delta Air Lines	19,300	1,050
Southwest Airlines	8,000	465
United Continental Holdings*	8,000	643

		2,698

Apparel Retail (0.5%)
Foot Locker	9,000	439
Gap	6,400	193

		632

Apparel/Textiles (0.4%)
Michael Kors Holdings*	7,200	480

Asset Management & Custody Banks (1.8%)
Ameriprise Financial	3,400	495
Bank of New York Mellon	21,400	1,144
State Street	6,300	557

		2,196

Automotive (3.0%)
American Axle & Manufacturing Holdings*	12,100	202
BorgWarner	9,800	451
Cooper Tire & Rubber	7,900	226
Ford Motor	79,100	794
General Motors	28,100	1,065
Goodyear Tire & Rubber	16,700	404
Lear	3,000	541

		3,683

Banks (11.7%)
Bank of America	111,800	3,452
CIT Group	7,500	397
Citizens Financial Group	15,800	628
Fifth Third Bancorp	14,400	426
JPMorgan Chase	34,800	4,000
Keycorp	22,700	474

LSV Conservative Value Equity Fund

	Shares	Value (000)
Banks (continued)
PNC Financial Services Group	7,800	$1,130
Regions Financial	35,800	666
SunTrust Banks	13,300	959
US Bancorp	7,300	387
Wells Fargo	34,300	1,965

		14,484

Biotechnology (1.8%)
Amgen	4,400	865
Biogen*	1,800	602
Gilead Sciences	9,900	770

		2,237

Broadcasting, Newspapers & Advertising (0.1%)
TEGNA	8,600	95

Building & Construction (0.3%)
Owens Corning	5,700	355

Cable & Satellite (0.5%)
Comcast, Cl A	16,000	572

Chemicals (2.6%)
Celanese, Cl A	5,100	602
Chemours	9,300	426
DowDuPont	5,000	344
Eastman Chemical	7,300	756
Huntsman	14,100	473
LyondellBasell Industries, Cl A	5,800	643

		3,244

Commercial Printing (0.0%)
LSC Communications	1,262	19

Computer & Electronics Retail (0.6%)
Best Buy	9,400	705
GameStop, Cl A	5,600	81

		786

Computers & Services (4.4%)
Apple	3,700	704
DXC Technology	3,109	263
eBay*	10,800	361
Hewlett Packard Enterprise	36,200	559
HP	39,300	907
International Business Machines	6,300	913
Oracle	20,000	954
Seagate Technology	8,000	421
Western Digital	4,300	302

		5,384

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Consumer Discretionary (1.0%)
Procter & Gamble	15,300	$1,237

Diversified REIT’s (0.2%)
Select Income	13,600	284

Drug Retail (0.8%)
Walgreens Boots Alliance	14,800	1,001

Electrical Components & Equipment (0.4%)
Eaton	6,100	507

Electrical Services (3.4%)
Edison International	5,900	393
Entergy	8,700	707
Exelon	25,700	1,092
FirstEnergy	19,100	677
General Electric(A)	28,900	394
Public Service Enterprise Group	13,500	696
SCANA	6,500	260

		4,219

Financial Services (5.6%)
Ally Financial	15,600	418
Capital One Financial	9,000	849
Citigroup	34,700	2,495
Discover Financial Services	6,600	471
Goldman Sachs Group	4,900	1,163
Morgan Stanley	25,600	1,294
Navient	17,400	230

		6,920

Food, Beverage & Tobacco (1.7%)
JM Smucker	6,300	700
Philip Morris International	7,400	639
Pilgrim’s Pride*	14,600	260
Tyson Foods, Cl A	8,100	467

		2,066

General Merchandise Stores (1.0%)
Target	14,800	1,194

Health Care Distributors (0.6%)
Cardinal Health	5,000	250
McKesson	3,800	477

		727

Health Care Equipment (0.8%)
Abbott Laboratories	6,700	439
Medtronic	6,100	551

		990

Health Care Facilities (0.3%)
LifePoint Health*	4,900	318

LSV Conservative Value Equity Fund

	Shares	Value (000)
Health Care REIT’s (0.2%)
Senior Housing Properties
Trust	15,800	$282

Health Care Services (1.4%)
Express Scripts Holding*	12,900	1,025
HCA Holdings	6,000	745

		1,770

Homefurnishing Retail (0.1%)
Bed Bath & Beyond	6,300	118

Hotels & Lodging (0.5%)
Royal Caribbean Cruises	3,900	440
Wyndham Worldwide	4,000	184

		624

Household Products, Furniture & Fixtures (0.3%)
Whirlpool	3,200	420

Insurance (5.6%)
Aetna	4,100	772
Aflac	7,400	344
Allstate	8,700	828
American International Group	6,100	337
Anthem	1,500	379
Brighthouse Financial*	1,390	60
Hartford Financial Services Group	9,100	480
Lincoln National	8,500	579
MetLife	15,300	700
Principal Financial Group	8,100	470
Prudential Financial	9,600	969
Travelers	5,000	651
Unum Group	9,900	393

		6,962

IT Consulting & Other Services (0.0%)
Perspecta	1,554	34

Machinery (1.4%)
AGCO	4,900	309
Cummins	3,100	443
Oshkosh	4,400	331
PACCAR	10,300	677

		1,760

Metal & Glass Containers (0.2%)
Owens-Illinois*	13,600	254

Mortgage REIT’s (0.2%)
Annaly Capital Management	26,400	283

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Motorcycle Manufacturers (0.2%)
Harley-Davidson	5,400	$232

Multimedia (0.9%)
Viacom, Cl B	8,400	244
Walt Disney	8,000	909

		1,153

Multi-Sector Holdings (2.9%)
Berkshire Hathaway, Cl B*	17,900	3,542

Office Electronics (0.2%)
Xerox	10,000	260

Office Equipment (0.1%)
Pitney Bowes	12,900	113

Office REIT’s (0.2%)
Mack-Cali Realty	13,700	267

Oil & Gas Equipment & Services (0.6%)
McDermott International*	16,233	292
Schlumberger	4,400	297
US Silica Holdings	7,900	213

		802

Paper & Paper Products (0.3%)
Domtar	7,800	376

Paper Packaging (0.7%)
International Paper(A)	6,800	365
WestRock	7,900	458

		823

Petroleum & Fuel Products (9.8%)
Carrizo Oil & Gas*	17,700	499
Chevron	18,700	2,361
ConocoPhillips	17,900	1,292
ExxonMobil	42,700	3,481
Marathon Petroleum	14,400	1,164
Murphy Oil	16,800	559
Newfield Exploration*	14,600	419
Phillips 66	7,800	962
Valero Energy	10,200	1,207
World Fuel Services	7,700	214

		12,158

Pharmaceuticals (6.6%)
AbbVie	5,100	470
Eli Lilly	4,500	445
Johnson & Johnson	20,800	2,756
Merck	23,800	1,568
Pfizer	73,100	2,919

		8,158

LSV Conservative Value Equity Fund

	Shares	Value (000)
Printing & Publishing (0.0%)
Gannett	4,300	$45

Railroads (0.4%)
Norfolk Southern	2,600	439

Reinsurance (0.7%)
Everest Re Group	1,700	371
Reinsurance Group of America, Cl A	3,600	510

		881

Retail (3.5%)
Dick’s Sporting Goods	10,900	372
Kohl’s	8,200	606
Kroger	27,100	786
Lowe’s	4,400	437
Macy’s	13,800	548
McDonald’s	2,800	441
Walmart	13,100	1,169

		4,359

Retail REIT’s (0.6%)
Brixmor Property Group	27,400	485
Spirit MTA *	4,516	45
Washington Prime Group	30,900	248

		778

Semi-Conductors/Instruments (4.3%)
Applied Materials	9,500	462
Intel	59,900	2,881
Lam Research	3,300	629
Micron Technology*	16,500	871
QUALCOMM	7,700	494

		5,337

Specialized REIT’s (1.4%)
Hospitality Properties Trust	13,200	373
Omega Healthcare Investors	12,500	371
Spirit Realty Capital	53,500	448
Xenia Hotels & Resorts	23,800	581

		1,773

Steel & Steel Works (0.4%)
Nucor	7,200	482

Technology Distributors (0.3%)
Tech Data*	4,200	350

Telephones & Telecommunications (5.9%)
AT&T	61,732	1,973
Cisco Systems	57,100	2,415
Corning	19,700	654
Juniper Networks	19,100	503

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Telephones & Telecommunications (continued)
Verizon Communications	33,300	$1,720

		7,265

Thrifts & Mortgage Finance (0.7%)
MGIC Investment*	31,000	387
Radian Group	22,900	438

		825

TOTAL COMMON STOCK (Cost $95,298)		121,266

	Face Amount (000)

Repurchase Agreement (2.7%)
Morgan Stanley 1.700%, dated 07/31/18, to be repurchased on 08/01/18, repurchased price $3,301 (collateralized by various U.S. Treasury Notes, par values ranging from $0 - $2,974, 1.875% - 2.625%, 09/30/22 – 03/31/25; with a total market value of $3,367)	$3,301	3,301

TOTAL REPURCHASE AGREEMENT (Cost $3,301)		3,301

Total Investments – 100.8% (Cost $98,599)		$124,567

Percentages are based on Net Assets of $123,625 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,266	$—	$—	$121,266
Repurchase Agreement	—	3,301	—	3,301

Total Investments in Securities	$121,266	$3,301	$—	$124,567

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-002-2400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018